UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402, Madison, WI	53717
(Address of principal executive offices)	(Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402, Madison, WI 53717
(Name and address of agent for service)

Registrant’s telephone number, including area code:	608-960-4616

Date of fiscal year end:	3/31

Date of reporting period:	3/31/2026

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund

Institutional Class (PLIBX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.19%

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Balanced Fund included Modine Manufacturing, AAR, Exxon Mobil, Phillips 66, and Ubiquiti. The largest detractors for the quarter were Microsoft, American Express, Toast, Mercardo Libre, and Visa.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Plumb Balanced Fund	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	MSCI EAFE Price (USD)	S&P 500® Index
Aug-2020	$10,000	$10,000	$10,000	$10,000
Mar-2021	$11,097	$11,325	$12,006	$12,190
Mar-2022	$10,817	$12,102	$11,860	$14,098
Mar-2023	$9,915	$11,510	$11,376	$13,008
Mar-2024	$12,835	$13,598	$12,773	$16,895
Mar-2025	$12,866	$14,534	$13,052	$18,289
Mar-2026	$14,581	$16,448	$15,432	$21,545

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Balanced Fund	13.34%	5.61%	6.89%
S&P 500® Index	17.80%	12.06%	14.53%
MSCI EAFE Price (USD)	18.24%	5.15%	7.97%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.16%	7.75%	9.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-987-7888.

Fund Statistics

  Net Assets$63,208,971
  Number of Portfolio Holdings59
  Advisory Fee (net of waivers)$349,117
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	64.9%
Corporate Bonds	31.5%
Money Market Funds	2.8%
Municipal Bonds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 27.3%
Information Technology 17.8%
Industrials 13.6%
Consumer Discretionary 11.0%
Energy 8.3%
Utilities 6.1%
Communication Services 4.3%
Health Care 4.2%
Money Market Funds 2.8%
Technology 1.1%
Consumer Staples 1.0%
Education 0.8%
Real Estate 0.8%
Communications 0.6%
Other Assets in Excess of Liabilities 0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	0.6%
Real Estate	0.8%
Education	0.8%
Consumer Staples	1.0%
Technology	1.1%
Money Market Funds	2.8%
Health Care	4.2%
Communication Services	4.3%
Utilities	6.1%
Energy	8.3%
Consumer Discretionary	11.0%
Industrials	13.6%
Information Technology	17.8%
Financials	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
Modine Manufacturing Company	4.5%
Alphabet, Inc. - Class A	4.3%
AAR Corporation	3.5%
Mastercard, Inc. - Class A	3.2%
VSE Corporation	3.2%
Amazon.com, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Microsoft Corporation	2.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Plumb Balanced Fund- Institutional Class

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-PLIBX

Plumb Balanced Fund

Investor Class (PLBBX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.44%

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Balanced Fund included Modine Manufacturing, AAR, Exxon Mobil, Phillips 66, and Ubiquiti. The largest detractors for the quarter were Microsoft, American Express, Toast, Mercardo Libre, and Visa.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Plumb Balanced Fund	S&P 500® Index	MSCI EAFE Price (USD)	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$11,470	$11,717	$10,853	$11,028
Mar-2018	$13,418	$13,357	$12,141	$12,012
Mar-2019	$14,689	$14,625	$11,352	$12,764
Mar-2020	$13,768	$13,605	$9,440	$12,387
Mar-2021	$19,048	$21,271	$13,367	$16,585
Mar-2022	$18,528	$24,599	$13,206	$17,722
Mar-2023	$16,953	$22,698	$12,667	$16,856
Mar-2024	$21,888	$29,480	$14,221	$19,914
Mar-2025	$21,882	$31,913	$14,532	$21,285
Mar-2026	$24,738	$37,594	$17,182	$24,087

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Plumb Balanced Fund	13.05%	5.37%	9.48%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI EAFE Price (USD)	18.24%	5.15%	5.56%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.16%	7.75%	9.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-987-7888.

Fund Statistics

  Net Assets$63,208,971
  Number of Portfolio Holdings59
  Advisory Fee (net of waivers)$349,117
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	64.9%
Corporate Bonds	31.5%
Money Market Funds	2.8%
Municipal Bonds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Communications	0.6%
Real Estate	0.8%
Education	0.8%
Consumer Staples	1.0%
Technology	1.1%
Money Market Funds	2.8%
Health Care	4.2%
Communication Services	4.3%
Utilities	6.1%
Energy	8.3%
Consumer Discretionary	11.0%
Industrials	13.6%
Information Technology	17.8%
Financials	27.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.3%
Modine Manufacturing Company	4.5%
Alphabet, Inc. - Class A	4.3%
AAR Corporation	3.5%
Mastercard, Inc. - Class A	3.2%
VSE Corporation	3.2%
Amazon.com, Inc.	3.2%
Visa, Inc. - Class A	3.0%
Microsoft Corporation	2.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.7%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Plumb Balanced Fund- Investor Class

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-PLBBX

Plumb Equity Fund

Institutional Class (PLIEX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.25%

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Equity Fund and percentage of net assets by security selection included: AAR, Modine Manufacturing, Phillips 66, VSE, and Honeywell. The largest detractors included Genius Sports, Microsoft, Autodesk, Cellebrite, and Toast.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	Plumb Equity Fund	90% S&P500/10% MSCI EAFE Price	MSCI EAFE VALUE Price (USD)	S&P 500® Index
Aug-2020	$10,000	$10,000	$10,000	$10,000
Mar-2021	$11,717	$12,173	$12,556	$12,190
Mar-2022	$10,954	$13,863	$12,568	$14,098
Mar-2023	$9,749	$12,847	$12,051	$13,008
Mar-2024	$14,073	$16,449	$13,609	$16,895
Mar-2025	$13,167	$17,715	$14,803	$18,289
Mar-2026	$14,578	$20,890	$18,594	$21,545

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Equity Fund	10.72%	4.47%	6.89%
S&P 500® Index	17.80%	12.06%	14.53%
MSCI EAFE VALUE Price (USD)	25.61%	8.17%	11.59%
90% S&P500/10% MSCI EAFE Price	17.92%	11.41%	13.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-987-7888.

Fund Statistics

  Net Assets$27,834,119
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$6,554
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 31.8%
Industrials 18.6%
Financials 16.2%
Consumer Discretionary 11.2%
Communication Services 7.7%
Health Care 6.9%
Energy 6.1%
Consumer Staples 1.1%
Money Market Funds 0.5%
Liabilities in Excess of Other Assets -0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	1.1%
Energy	6.1%
Health Care	6.9%
Communication Services	7.7%
Consumer Discretionary	11.2%
Financials	16.2%
Industrials	18.6%
Information Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.2%
Alphabet, Inc. - Class A	7.7%
VSE Corporation	6.1%
Advanced Micro Devices, Inc.	5.8%
AAR Corporation	5.5%
Apple, Inc.	4.1%
Microsoft Corporation	4.0%
Visa, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
Mastercard, Inc. - Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Plumb Equity Fund- Institutional Class

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-PLIEX

Plumb Equity Fund

Investor Class (PLBEX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.50%

How did the Fund perform during the reporting period?

The Plumb Funds are pleased to present our March 31, 2026, fiscal year results to you, even in a down market caused by geopolitical risks. The fiscal year of 2026 proved to be an eventful period for financial markets, most notably the United States entering into a conflict with Iran on February 28th that sent crude oil prices dramatically up and hence gasoline prices at the pumps.

The largest contributors to the Plumb Equity Fund and percentage of net assets by security selection included: AAR, Modine Manufacturing, Phillips 66, VSE, and Honeywell. The largest detractors included Genius Sports, Microsoft, Autodesk, Cellebrite, and Toast.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Plumb Equity Fund	S&P 500® Index	MSCI EAFE Price (USD)	90% S&P500/10% MSCI EAFE Price
Mar-2016	$10,000	$10,000	$10,000	$10,000
Mar-2017	$12,238	$11,717	$10,853	$11,632
Mar-2018	$16,111	$13,357	$12,141	$13,235
Mar-2019	$18,153	$14,625	$11,352	$14,271
Mar-2020	$15,961	$13,605	$9,440	$13,130
Mar-2021	$25,444	$21,271	$13,367	$20,333
Mar-2022	$23,742	$24,599	$13,206	$23,155
Mar-2023	$21,096	$22,698	$12,667	$21,458
Mar-2024	$30,366	$29,480	$14,221	$27,474
Mar-2025	$28,346	$31,913	$14,532	$29,589
Mar-2026	$31,297	$37,594	$17,182	$34,892

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Plumb Equity Fund	10.41%	4.23%	12.09%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI EAFE Price (USD)	18.24%	5.15%	5.56%
90% S&P500/10% MSCI EAFE Price	17.92%	11.41%	13.31%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-987-7888.

Fund Statistics

  Net Assets$27,834,119
  Number of Portfolio Holdings30
  Advisory Fee (net of waivers)$6,554
  Portfolio Turnover26%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	1.1%
Energy	6.1%
Health Care	6.9%
Communication Services	7.7%
Consumer Discretionary	11.2%
Financials	16.2%
Industrials	18.6%
Information Technology	31.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	13.2%
Alphabet, Inc. - Class A	7.7%
VSE Corporation	6.1%
Advanced Micro Devices, Inc.	5.8%
AAR Corporation	5.5%
Apple, Inc.	4.1%
Microsoft Corporation	4.0%
Visa, Inc. - Class A	3.9%
Amazon.com, Inc.	3.6%
Mastercard, Inc. - Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Plumb Equity Fund- Investor Class

Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-PLBEX

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	The Code of Ethics is posted on Registrant’s website

(f)(1)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harlan Moeckler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2026	FYE 2025
(a) Audit Fees	$37,000	$31,000
(b) Audit-Related Fees	$0	$5,000
(c) Tax Fees	$6,000	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2026	FYE 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2026	FYE 2025
Tax Fees	$0	$0
All Other Fees	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Plumb Balanced Fund
Investor Class: PLBBX Institutional Class: PLIBX
Plumb Equity Fund
Investor Class: PLBEX Institutional Class: PLIEX

Annual Financial Statements and Additional
Information

March 31, 2026

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 64.7%
	AEROSPACE & DEFENSE - 4.2%
20,000	AAR Corporation(a)	$2,189,200
18,000	Park Aerospace Corporation	492,840
		2,682,040
	AUTOMOBILE COMPONENTS - 4.5%
13,000	Modine Manufacturing Company(a)	2,817,230

	BANKS - 2.3%
5,000	JPMorgan Chase & Company	1,470,800

	BROADLINE RETAIL - 4.8%
9,600	Amazon.com, Inc.(a)	1,999,392
600	MercadoLibre, Inc.(a)	1,037,412
		3,036,804
	COMMERCIAL SERVICES & SUPPLIES - 3.2%
11,000	VSE Corporation	2,028,400

	COMMUNICATIONS EQUIPMENT - 1.3%
1,000	Ubiquiti, Inc.	790,290

	CONSTRUCTION & ENGINEERING - 1.1%
1,300	Quanta Services, Inc.	713,726

	CONSUMER FINANCE - 2.6%
5,450	American Express Company	1,648,516

	ELECTRICAL EQUIPMENT - 0.7%
500	GE Vernova, Inc.	436,450

	FINANCIAL SERVICES - 6.5%
4,100	Mastercard, Inc., Class A	2,048,606
5,000	Toast, Inc., Class A(a)	132,550
6,300	Visa, Inc., Class A	1,904,112
		4,085,268

See accompanying notes to financial statements.

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 64.7% (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
2,350	Intuitive Surgical, Inc.(a)	$1,083,326
750	Stryker Corporation	246,443
		1,329,769
	INDUSTRIAL CONGLOMERATES - 2.1%
5,750	Honeywell International, Inc.	1,299,673

	INTERACTIVE MEDIA & SERVICES - 4.3%
9,500	Alphabet, Inc., Class A	2,731,820

	OIL, GAS & CONSUMABLE FUELS - 6.3%
9,000	Exxon Mobil Corporation	1,526,940
30,000	Kinder Morgan, Inc.	1,005,900
8,000	Phillips 66	1,457,440
		3,990,280
	PERSONAL CARE PRODUCTS - 1.0%
10,000	e.l.f. Beauty, Inc.(a)	606,100

	PHARMACEUTICALS - 1.2%
800	Eli Lilly & Company	735,816

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.4%
7,500	Advanced Micro Devices, Inc.(a)	1,525,725
23,000	NVIDIA Corporation	4,011,200
5,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,689,750
		7,226,675
	SOFTWARE - 2.7%
4,700	Microsoft Corporation	1,739,799

	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.4%
6,000	Apple, Inc.	1,522,740

	TOTAL COMMON STOCKS (Cost $18,312,748)	40,892,196

See accompanying notes to financial statements.

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.4%
	AEROSPACE & DEFENSE — 1.5%
1,000,000	Boeing Company (The)		2.9500	02/01/30	$941,003

	BANKING — 10.2%
1,000,000	Amalgamated Financial Corporation(c)	TSFR3M + 2.300%	3.2500	11/15/31	964,239
1,200,000	Banc of California, Inc.(b)	TSFR3M + 4.195%	7.8550	10/30/30	1,191,785
500,000	Flagstar Bancorp, Inc.(b)	TSFR3M + 3.910%	7.5740	11/01/30	474,096
500,000	JPMorgan Chase & Company		5.0000	01/31/34	495,565
1,000,000	JPMorgan Chase & Company		5.0000	12/13/34	986,523
1,575,000	Pinnacle Financial Partners, Inc.(b)	TSFR3M + 3.037%	6.7110	09/15/29	1,582,481
500,000	US Bancorp		5.4500	07/30/35	500,160
275,000	Wells Fargo & Company(c)	SOFRRATE + 1.380%	5.2110	12/03/35	274,003
					6,468,852
	ELEC & GAS MARKETING & TRADING — 1.3%
750,000	Jersey Central Power & Light Company		6.1500	06/01/37	794,735

	ELECTRIC UTILITIES — 4.8%
500,000	AEP Texas, Inc.		5.7000	05/15/34	515,459
500,000	Appalachian Power Company		6.3750	04/01/36	536,031
1,000,000	National Grid USA		5.8750	04/01/33	1,036,346
550,000	National Rural Utilities Cooperative Finance		5.8000	01/15/33	583,319
400,000	Public Service Company of Colorado		5.1500	09/15/35	398,973
					3,070,128
	HEALTH CARE FACILITIES & SERVICES — 0.9%
98,184	CVS Pass-Through Trust		6.9430	01/10/30	101,106
500,000	HCA, Inc.		3.5000	09/01/30	475,053
					576,159
	HOME CONSTRUCTION — 1.7%
1,000,000	Masco Corporation		7.7500	08/01/29	1,082,158

	INSTITUTIONAL FINANCIAL SERVICES — 5.7%
500,000	Goldman Sachs Group, Inc. (The)		4.8000	11/29/31	502,376
500,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	528,899
310,000	Jefferies Financial Group, Inc.(b)		5.2500	11/29/28	305,920

See accompanying notes to financial statements.

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 31.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.7% (Continued)
1,000,000	Morgan Stanley Finance, LLC	5.0000	06/28/32	$997,563
1,250,000	Morgan Stanley Finance, LLC	5.8500	05/08/34	1,250,665
				3,585,423
	INTERNET MEDIA & SERVICES — 0.6%
350,000	VeriSign, Inc.	4.7500	07/15/27	350,059

	OIL & GAS PRODUCERS — 2.0%
1,000,000	El Paso Natural Gas Company, LLC	7.5000	11/15/26	1,016,301
250,000	Murphy Oil USA, Inc.	5.6250	05/01/27	250,267
				1,266,568
	REAL ESTATE INVESTMENT TRUSTS — 0.8%
450,000	Weyerhaeuser Company	6.8750	12/15/33	489,951

	SOFTWARE — 1.1%
750,000	Oracle Corporation	5.2000	09/26/35	702,504

	TRANSPORTATION & LOGISTICS — 0.8%
500,000	Union Pacific Corporation	5.1000	02/20/35	509,273

	TOTAL CORPORATE BONDS (Cost $19,761,771)			19,836,813

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	STUDENT LOANS — 0.8%
500,000	Massachusetts Educational Financing Authority	4.5950	07/01/31	500,287

	TOTAL MUNICIPAL BONDS (Cost $500,000)			500,287

See accompanying notes to financial statements.

PLUMB BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
1,763,437	First American Government Obligations Fund, Class X, 3.57% (Cost $1,763,437)(d)	$1,763,437

	TOTAL INVESTMENTS - 99.7% (Cost $40,337,956)	$62,992,733
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	216,238
	NET ASSETS - 100.0%	$63,208,971

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Non-income producing security.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2026.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6%
	AEROSPACE & DEFENSE - 6.7%
14,000	AAR Corporation(a)	$1,532,440
12,000	Park Aerospace Corporation	328,560
		1,861,000
	AUTOMOBILE COMPONENTS - 3.5%
4,500	Modine Manufacturing Company(a)	975,195

	BANKS - 5.4%
2,600	JPMorgan Chase & Company	764,816
52,000	NU Holdings Ltd./Cayman Islands, Class A(a)	747,240
		1,512,056
	BROADLINE RETAIL - 7.0%
4,800	Amazon.com, Inc.(a)	999,696
550	MercadoLibre, Inc.(a)	950,961
		1,950,657
	COMMERCIAL SERVICES & SUPPLIES - 7.1%
8,000	Copart, Inc.(a)	265,600
9,250	VSE Corporation	1,705,700
		1,971,300
	CONSUMER FINANCE - 3.3%
3,000	American Express Company	907,440

	ELECTRICAL EQUIPMENT - 1.6%
500	GE Vernova, Inc.	436,450

	FINANCIAL SERVICES - 7.5%
2,000	Mastercard, Inc., Class A	999,320
3,600	Visa, Inc., Class A	1,088,064
		2,087,384
	HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
1,900	Intuitive Surgical, Inc.(a)	875,881
1,500	Stryker Corporation	492,885
		1,368,766

See accompanying notes to financial statements.

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOTELS, RESTAURANTS & LEISURE - 0.7%
43,000	Genius Sports Ltd.(a)	$190,490

	INDUSTRIAL CONGLOMERATES - 3.2%
4,000	Honeywell International, Inc.	904,120

	INTERACTIVE MEDIA & SERVICES - 7.7%
7,500	Alphabet, Inc., Class A	2,156,700

	OIL, GAS & CONSUMABLE FUELS - 6.1%
2,850	Marathon Petroleum Corporation	695,913
5,450	Phillips 66	992,881
		1,688,794
	PERSONAL CARE PRODUCTS - 1.1%
5,000	e.l.f. Beauty, Inc.(a)	303,050

	PHARMACEUTICALS - 2.0%
600	Eli Lilly & Company	551,862

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.7%
8,000	Advanced Micro Devices, Inc.(a)	1,627,440
3,000	Microchip Technology, Inc.	193,830
21,000	NVIDIA Corporation	3,662,400
		5,483,670
	SOFTWARE - 8.0%
2,000	Cadence Design Systems, Inc.(a)	555,740
3,000	Microsoft Corporation	1,110,510
1,388	Synopsys, Inc.(a)	550,314
		2,216,564
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.1%
4,500	Apple, Inc.	1,142,055

	TOTAL COMMON STOCKS (Cost $14,132,758)	27,707,553

See accompanying notes to financial statements.

PLUMB EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
144,752	First American Government Obligations Fund, Class X, 3.57% (Cost $144,752)(b)	$144,752

	TOTAL INVESTMENTS - 100.1% (Cost $14,277,510)	$27,852,305
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(18,186)
	NET ASSETS - 100.0%	$27,834,119

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

Plumb Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Plumb Balanced Fund	Plumb Equity Fund
ASSETS
Investment securities :
At cost	$40,337,956	$14,277,510
At value	$62,992,733	$27,852,305
Receivable due from advisor	—	9,018
Dividends and interest receivable	333,716	6,168
Receivable for Fund shares sold	12,945	7,500
Prepaid expenses and other assets	5,854	5,304
TOTAL ASSETS	63,345,248	27,880,295

LIABILITIES
Distribution (12b-1) fees payable	52,813	22,217
Investment advisory fees payable	43,889	—
Payable to related parties	25,829	12,320
Payable for Fund shares redeemed	5,250	—
Accrued expenses and other liabilities	8,496	11,639
TOTAL LIABILITIES	136,277	46,176
NET ASSETS	$63,208,971	$27,834,119

Net Assets Consist Of:
Paid in capital ($0.001 par value, 2 billion shares authorized)	$37,308,771	$13,491,692
Accumulated earnings	25,900,200	14,342,427
NET ASSETS	$63,208,971	$27,834,119

Net Asset Value Per Share:
Institutional Shares:
Net Assets	$27,969,999	$13,750,419
Shares of beneficial interest outstanding ($0.001 par value, 200 million shares issued each)	768,128	469,375
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$36.41	$29.30

Investor Shares:
Net Assets	$35,238,972	$14,083,700
Shares of beneficial interest outstanding ($0.001 par value, 200 million shares issued each)	967,217	486,640
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$36.43	$28.94

See accompanying notes to financial statements.

Plumb Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	Plumb Balanced	Plumb Equity
INVESTMENT INCOME	Fund	Fund
Dividends	$259,499	$114,323
Interest	928,727	31,062
Less: Foreign withholding taxes	(3,816)	(215)
TOTAL INVESTMENT INCOME	1,184,410	145,170

EXPENSES
Investment advisory fees	410,610	186,769
Distribution (12b-1) fees, Investor Class shares	88,036	36,266
Transfer agent fees	93,657	74,199
Registration fees	65,860	63,727
Legal fees	57,862	57,848
Administrative services fees	36,326	32,014
Accounting services fees	46,008	44,050
Custodian fees	26,356	26,465
Third party administrative servicing fees	20,920	7,501
Trustees fees and expenses	17,888	17,056
Audit fees	14,908	14,831
Printing expenses	10,816	9,167
Insurance expense	7,660	2,091
Miscellaneous expense	4,356	3,621
TOTAL EXPENSES	901,263	575,605

Less: Fees waived and/or expenses reimbursed by the advisor	(61,493)	(180,215)

NET EXPENSES	839,770	395,390
NET INVESTMENT INCOME (LOSS)	344,640	(250,220)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	2,901,989	832,841
Net change in net unrealized appreciation on investments	4,265,059	1,935,890
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	7,167,048	2,768,731

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,511,688	$2,518,511

See accompanying notes to financial statements.

Plumb Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Plumb Balanced Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment income	$344,640	$266,589
Net realized gain from security transactions	2,901,989	6,906,851
Net change in unrealized appreciation (depreciation) on investments	4,265,059	(6,751,506)
Net increase in net assets resulting from operations	7,511,688	421,934

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,529,030)	(2,841,747)
Investor Class	(3,150,278)	(2,229,735)
Class A*	—	(9,516)
Total distributions to shareholders	(5,679,308)	(5,080,998)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Institutional Class	3,926,699	1,933,768
Investor Class	5,591,763	3,633,333
Class A*	3,770	8,076
Distributions reinvested
Institutional Class	2,310,996	2,823,696
Investor Class	3,132,606	2,223,745
Class A*	—	8,736
Cost of shares redeemed
Institutional Class	(5,503,508)	(14,523,570)
Investor Class	(7,305,560)	(7,144,007)
Class A*	(100,304)	(42,446)
Net increase (decrease) in net assets from shares of beneficial interest	2,056,462	(11,078,669)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,888,842	(15,737,733)

NET ASSETS
Beginning of Period/Year	59,320,129	75,057,862
End of Period/Year	$63,208,971	$59,320,129

SHARE ACTIVITY
Institutional Class:
Shares Sold	103,105	50,193
Shares Reinvested	62,867	74,979
Shares Redeemed	(146,026)	(381,948)
Net increase (decrease) in shares of beneficial interest outstanding	19,946	(256,776)

Investor Class:
Shares Sold	142,498	95,782
Shares Reinvested	85,102	59,190
Shares Redeemed	(192,634)	(187,772)
Net increase (decrease) in shares of beneficial interest outstanding	34,966	(32,800)

Class A*:
Shares Sold	110	223
Shares Reinvested	—	233
Shares Redeemed	(2,641)	(1,150)
Net decrease in shares of beneficial interest outstanding	(2,531)	(694)

*	On June 27, 2025, Class A Shares were converted into Investor Shares and the Class A Share class was thereafter abolished.

See accompanying notes to financial statements.

Plumb Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Plumb Equity Fund
	For the	For the
	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS
Net investment loss	$(250,220)	$(230,903)
Net realized gain from security transactions	832,841	1,615,330
Net change in unrealized appreciation (depreciation) on investments	1,935,890	(3,099,285)
Net increase (decrease) in net assets resulting from operations	2,518,511	(1,714,858)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(703,090)	(49,201)
Investor Class	(742,011)	(45,296)
Class A*	—	(213)
Total distributions to shareholders	(1,445,101)	(94,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Institutional Class	1,351,171	320,775
Investor Class	1,873,638	1,796,911
Class A*	—	6,103
Distributions reinvested
Institutional Class	682,409	43,784
Investor Class	662,409	45,296
Class A*	—	213
Cost of shares redeemed
Institutional Class	(1,138,645)	(2,079,714)
Investor Class	(1,248,227)	(850,686)
Class A*	(64,655)	(297)
Net increase (decrease) in net assets from shares of beneficial interest	2,118,100	(717,615)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,191,510	(2,527,183)

NET ASSETS
Beginning of Period/Year	24,642,609	27,169,792
End of Period/Year	$27,834,119	$24,642,609

SHARE ACTIVITY
Institutional Class:
Shares Sold	41,237	10,599
Shares Reinvested	21,500	1,400
Shares Redeemed	(35,091)	(69,484)
Net increase (decrease) in shares of beneficial interest outstanding	27,646	(57,485)

Investor Class:
Shares Sold	57,597	59,481
Shares Reinvested	21,109	1,436
Shares Redeemed	(39,614)	(28,098)
Net increase in shares of beneficial interest outstanding	39,092	32,819

Class A*:
Shares Sold	—	206
Shares Reinvested	—	7
Shares Redeemed	(2,070)	(10)
Net increase (decrease) in shares of beneficial interest outstanding	(2,070)	203

*	On June 27, 2025, Class A Shares were converted into Investor Shares and the Class A Share class was thereafter abolished.

See accompanying notes to financial statements.

Plumb Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Plumb Balanced Fund Institutional Class
	For the	Year Ended	Year Ended		Year Ended	Year Ended
	Year Ended	March 31,	March 31,		March 31,	March 31,
	2026	2025	2024		2023	2022
Net asset value, beginning of year	$35.22	$37.99	$29.76		$35.12	$39.04
Activity from investment operations:
Net investment income (1)	0.26	0.19	0.34		0.34	0.12
Net realized and unrealized gain (loss) on investments	4.47	0.09	8.36		(3.42)	(0.91)
Total from investment operations	4.73	0.28	8.70		(3.08)	(0.79)
Less distributions from:
Net investment income	(0.06)	(0.57)	(0.47)		(0.19)	(0.06)
Net realized gains	(3.48)	(2.48)	—		(2.09)	(3.07)
Total distributions	(3.54)	(3.05)	(0.47)		(2.28)	(3.13)
Net asset value, end of year	$36.41	$35.22	$37.99		$29.76	$35.12
Total return (2)	13.34%	0.24%	29.45%		(8.34)%	(2.52)%
Net assets, at end of year (000s)	$27,970	$26,351	$29,666		$19,224	$34,659
Ratio of gross expenses to average net assets (3)	1.29%	1.28%	1.34%		1.28%	1.00%
Ratio of net expenses to average net assets	1.19%	1.19%	1.13	% (4)	0.99%	0.99%
Ratio of net investment income to average net assets	0.68%	0.53%	1.03%		1.12%	0.30%
Portfolio Turnover Rate	29%	26%	25%		36%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Effective July 28th, 2023, the expense cap is 1.19%

See accompanying notes to financial statements.

Plumb Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Plumb Balanced Fund Investor Class
	For the	Year Ended	Year Ended		Year Ended	Year Ended
	Year Ended	March 31,	March 31,		March 31,	March 31,
	2026	2025	2024		2023	2022
Net asset value, beginning of year	$35.27	$38.07	$29.77		$35.05	$39.04
Activity from investment operations:
Net investment income (1)	0.17	0.10	0.26		0.28	0.03
Net realized and unrealized gain (loss) on investments	4.47	0.08	8.36		(3.41)	(0.89)
Total from investment operations	4.64	0.18	8.62		(3.13)	(0.86)
Less distributions from:
Net Investment income	—	(0.50)	(0.32)		(0.06)	(0.06)
Net realized gains	(3.48)	(2.48)	—		(2.09)	(3.07)
Total distributions	(3.48)	(2.98)	(0.32)		(2.15)	(3.13)
Net asset value, end of year	$36.43	$35.27	$38.07		$29.77	$35.05
Total return (2)	13.05%	(0.03)%	29.11%		(8.50)%	(2.73)%
Net assets, at end of year (000s)	$35,239	$32,880	$45,270		$39,756	$62,718
Ratio of gross expenses to average net assets (3)	1.54%	1.53%	1.58%		1.53%	1.25%
Ratio of net expenses to average net assets	1.44%	1.44%	1.37	% (4)	1.19%	1.19%
Ratio of net investment income to average net assets	0.44%	0.28%	0.79%		0.93%	0.08%
Portfolio Turnover Rate	29%	26%	25%		36%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Effective July 28th, 2023, the expense cap is 1.44%

See accompanying notes to financial statements.

Plumb Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Plumb Equity Fund Institutional Class
	For the	Year Ended		Year Ended		Year Ended	Year Ended
	Year Ended	March 31,		March 31,		March 31,	March 31,
	2026	2025		2024		2023	2022
Net asset value, beginning of year	$27.77	$29.78		$20.63		$25.81	$34.86
Activity from investment operations:
Net investment income (loss) (1)	(0.23)	(0.21)		0.42		(0.05)	(0.26)
Net realized and unrealized gain (loss) on investments	3.33	(1.70	) (3)	8.73		(3.06)	(1.25)
Total from investment operations	3.10	(1.91)		9.15		(3.11)	(1.51)
Less distributions from:
Net realized gains	(1.57)	(0.10)		—		(2.07)	(7.54)
Total distributions	(1.57)	(0.10)		—		(2.07)	(7.54)
Net asset value, end of year	$29.30	$27.77		$29.78		$20.63	$25.81
Total return (2)	10.72%	(6.44)%		44.35%		(11.00)%	(6.51)%
Net assets, at end of year (000s)	$13,750	$12,269		$12,176		$6,499	$8,986
Ratio of gross expenses to average net assets (4)	1.88%	1.96%		2.28%		2.25%	1.57%
Ratio of net expenses to average net assets	1.25%	1.25%		1.18	% (5)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.74)%	(0.71)%		(0.51)%		(0.24)%	(0.75)%
Portfolio Turnover Rate	26%	21%		14%		43%	40%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(5)	Effective July 28, 2023, the expense cap is 1.25%

See accompanying notes to financial statements.

Plumb Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Plumb Equity Fund Investor Class
	For the	Year Ended		Year Ended		Year Ended	Year Ended
	Year Ended	March 31,		March 31,		March 31,	March 31,
	2026	2025		2024		2023	2022
Net asset value, beginning of year	$27.52	$29.58		$20.55		$25.76	$34.87
Activity from investment operations:
Net investment loss (1)	(0.31)	(0.29)		(0.45)		(0.09)	(0.33)
Net realized and unrealized gain (loss) on investments	3.30	(1.67	) (3)	9.48		(3.05)	(1.24)
Total from investment operations	2.99	(1.96)		9.03		(3.14)	(1.57)
Less distributions from:
Net realized gains	(1.57)	(0.10)		—		(2.07)	(7.54)
Total distributions	(1.57)	(0.10)		—		(2.07)	(7.54)
Net asset value, end of year	$28.94	$27.52		$29.58		$20.55	$25.76
Total return (2)	10.41%	(6.65)%		43.94%		(11.15)%	(6.69)%
Net assets, at end of year (000s)	$14,084	$12,317		$14,939		$13,736	$17,252
Ratio of gross expenses to average net assets (4)	2.12%	2.20%		2.51%		2.26%	1.74%
Ratio of net expenses to average net assets	1.50%	1.50%		1.41	% (5)	1.19%	1.19%
Ratio of net investment loss to average net assets	(1.00)%	(0.96)%		(0.74)%		(0.43)%	(0.95)%
Portfolio Turnover Rate	26%	21%		14%		43%	40%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(5)	Effective July 28, 2023, the expense cap is 1.50%.

See accompanying notes to financial statements.

Plumb Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2026

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers two share classes: the Investor Shares (Inception date of May 24, 2007) and Institutional Shares (Inception date of August 3, 2020). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Investor Class Shares have a 12b-1 fee of up to 0.25%; and (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Securities Valuation – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of March 31, 2026, to value the Funds’ investments carried at fair value:

Plumb Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,892,196	$—	$—	$40,892,196
Corporate Bonds	—	19,836,813	—	19,836,813
U.S. Government Agency Issues	—	500,287	—	500,287
Money Market Fund	1,763,437	—	—	1,763,437
Total	$42,655,633	$20,337,100	$—	$62,992,733

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

Plumb Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$27,707,553	$—	$—	$27,707,553
Money Market Fund	144,752	—	—	144,752
Total	$27,852,305	$—	$—	$27,852,305

The Funds did not hold any Level 3 securities during the year.

*	For detailed industry descriptions, refer to the Schedule of Investments.

Use of Estimates: The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses: Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes: The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other: Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company’s organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the total annual fund operating expenses for Plumb Balanced Fund to 1.44% of the Fund’s average daily net assets for the Investor Shares, and 1.19% of the Fund’s average daily net assets for the Institutional Shares and for Plumb Equity Fund to 1.50% of the Fund’s average daily net assets for the Investor Shares, and 1.25% of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until at least July 31, 2026, and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Prior to July 28, 2023, Wisconsin Capital Management contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.19% of the Fund’s average daily net assets for the Investor Shares and 0.99% of the Fund’s average daily net assets for the Institutional Shares. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the year ended March 31, 2026, the Advisor waived $33,663 and $27,830 expenses in the Plumb Balanced Fund’s Investor Shares and Institutional Shares, respectively. For the year ended March 31, 2026, the Advisor waived $90,502 and $89,713 of expenses in the Plumb Equity Fund’s Investor Shares and Institutional Shares, respectively.

As of March 31, 2026, the Advisor has waived/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2027	$97,577	March 31, 2027	$164,692
March 31, 2028	36,618	March 31, 2028	102,227
March 31, 2029	33,663	March 31, 2029	90,502

Plumb Balanced Fund Institutional Shares		Plumb Equity Fund Institutional Shares
March 31, 2027	$44,559	March 31, 2027	$80,656
March 31, 2028	27,542	March 31, 2028	90,683
March 31, 2029	27,830	March 31, 2029	89,713

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

b. Distributor – The Funds’ Distributor, principal underwriter and distributor of shares of the Funds, is Ultimus Fund Distributors, LLC (the “Distributor”). Each Fund has adopted a Distribution Plan (the “Rule 12b-1 Plan”) under Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Fund pays its distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Investor shares. The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. During the year ended March 31, 2026, the Plumb Balanced Fund Investor Shares incurred expenses of $88,036 and the Plumb Equity Fund Investor Shares incurred expenses of $36,266, pursuant to the Rule 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

The following table reflects the Funds incurred distribution fees to UFS for the period August 4, 2025 through March 31, 2026.

Fund	Investor Class
Plumb Balanced Fund	$59,705
Plumb Equity Fund	24,958

Prior to August 4, 2025, Quasar Distributors, LLC (“Quasar”) acted as the distributor.

The following table reflects the Funds incurred distribution fees to Quasar for the period October 1, 2024 through August 3, 2025.

Fund	Investor Class
Plumb Balanced Fund	$28,331
Plumb Equity Fund	11,308

c. Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the period of August 4, 2025 through March 31, 2026, the Funds paid UFS the following:

	Administration
	and Fund	Transfer Agent
Fund	Accounting Fees	Fees
Plumb Balanced Fund	$33,135	$53,107
Plumb Equity Fund	30,489	40,471

Prior to August 4, 2025, U.S. Bank Global Fund Services (“U.S. Bank”) acted as administrator, transfer agent and accounting agent.

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

For the period of October 1, 2024 through August 3, 2025, the Funds paid U.S. Bank the following:

	Administration
	and Fund	Transfer Agent
Fund	Accounting Fees	Fees
Plumb Balanced Fund	$49,199	$40,550
Plumb Equity Fund	45,575	33,728

For the year ended March 31, 2026, each fund paid $20,000 to the Trustees for their services.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $17,789,432 and $21,786,833 respectively, for Plumb Balanced Fund, and $8,672,507 and $7,330,695, respectively, for Plumb Equity Fund.

5.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund was as follows:

	Plumb Balanced Fund		Plumb Equity Fund
	Investor	Institutional	Investor	Institutional
	Shares	Shares	Shares	Shares
Charles Schwab & Co, Inc.	—	67.12%	—	85.75%
First National Bank	33.99%	—	59.59%	—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of March 31, 2026, and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
Plumb Balanced Fund	$40,493,698	$22,957,581	$(458,546)	$22,499,035
Plumb Equity Fund	14,277,510	14,363,987	(789,192)	13,574,795

Plumb Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2026

The tax character of distributions paid during the fiscal years ended March 31, 2026 and 2025 was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
March 31, 2026	Income	Capital Gain	Distribution
Plumb Balanced Fund	$43,787	$5,635,521	$5,679,308
Plumb Equity Fund	—	1,445,101	1,445,101

For fiscal year ended	Ordinary	Long-Term	Total
March 31, 2025	Income	Capital Gain	Distribution
Plumb Balanced Fund	$979,202	$4,101,796	$5,080,998
Plumb Equity Fund	—	94,710	94,710

As of March 31, 2026, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Accumulated	Unrealized	Total
	Ordinary	Long-Term	Capital and Other	Appreciation/	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Earnings/(Deficits)
Plumb Balanced Fund	$500,059	$2,901,106	$—	$22,499,035	$25,900,200
Plumb Equity Fund	—	832,394	(64,762)	13,574,795	$14,342,427

The tax cost of investments as of March 31, 2026, was $40,493,698 and $14,277,510 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs primarily due to the amortization of callable bonds.

As of March 31, 2026, The Plumb Balanced Fund did not defer, on a tax basis, any late year ordinary and post-October capital losses. The Plumb Equity Fund did defer, on a tax basis, $64,762 late year ordinary losses and no post-October capital losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, distributable earnings increased by $235,024 and capital stock decreased by $235,024 for the Plumb Equity Fund. The permanent difference relates to net operating loss. No reclassification was made to the Plumb Balanced Fund.

7.	SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Wisconsin Capital Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc. comprising Plumb Balanced Fund and Plumb Equity Fund (the “Funds”) as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 27, 2026

Plumb Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax). The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	55.94%
Plumb Equity Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, was as follows:

Plumb Balanced Fund	67.87%
Plumb Equity Fund	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)    Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable due to availability through the registrant’s website.

(a)(2)     Not applicable.

(a)(3)    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)    Not applicable.

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wisconsin Capital Funds, Inc.

By /s/ Nathan M. Plumb Nathan M. Plumb
Principal Executive Officer/President
Date: 5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan M. Plumb Nathan M. Plumb
Principal Executive Officer/President
Date: 5/29/2026

By /s/ Alissa Schlimgen Alissa Schlimgen
Principal Financial Officer/Chief Financial Officer
Date: 5/29/2026